                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/30/2002

Check here if Amendment: [   ]    Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Edward O. Thorp & Associates, L.P.
         Address:          610 Newport Center Drive, Suite 1240
                           Newport Beach, California 92660

13F File Number:           028-04191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steve Mizusawa
Title:            Chief Operating Officer
Phone:            (949) 720-0130

Signature, Place, and Date of Signing:

                  /s/ Steve Mizusawa
                  -------------------------------------------------
                  Newport Beach, California        October 31, 2002

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
                       EDWARD O. THORP & ASSOCIATES, L.P.

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 84

Form 13F Information Value Total (thousands): $39,457


                                                    Edward O. Thorp & Associates
                                                              FORM 13F
                                                         September 30, 2002

                                  Voting Authority

                             --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817y108      738    20600 SH       Sole                    20600
AIR PRODUCTS & CHEMICALS INC   COM              009158106      479    11400 SH       Sole                    11400
ALBEMARLE CORP                 COM              012653101      847    33500 SH       Sole                    33500
ALLEGHENY ENERGY INC           COM              017361106      672    51300 SH       Sole                    51300
ALLMERICA FINANCIAL CORP       COM              019754100      712    59300 SH       Sole                    59300
ANADARKO PETROLEUM CORP        COM              032511107      241     5400 SH       Sole                     5400
BALL CORP                      COM              058498106      514    10200 SH       Sole                    10200
BECTON DICKINSON & CO          COM              075887109      241     8500 SH       Sole                     8500
BELLSOUTH CORP                 COM              079860102      503    27400 SH       Sole                    27400
BENCHMARK ELECTRONICS INC      COM              08160h101      232    11000 SH       Sole                    11000
BIO-RAD LABORATORIES INC CL A  COM              090572207      203     5400 SH       Sole                     5400
CABLEVISION SYSTEMS CORP-CL A  COM              12686c109      130    14300 SH       Sole                    14300
CADENCE DESIGN SYSTEMS INC     COM              127387108      462    45400 SH       Sole                    45400
CHATEAU COMMUNITIES INC        COM              161726104      351    13300 SH       Sole                    13300
CHIQUITA BRANDS INTL INC NEW   COM              170032809      436    28200 SH       Sole                    28200
CHOICEPOINT INC                COM              170388102      852    23900 SH       Sole                    23900
COOPER CAMERON CORP            COM              216640102      480    11500 SH       Sole                    11500
COOPER TIRE & RUBBER CO        COM              216831107      528    32700 SH       Sole                    32700
CROMPTON CORP                  COM              227116100      319    31700 SH       Sole                    31700
CYPRESS SEMICONDUCTOR CORP     COM              232806109      832   126800 SH       Sole                   126800
CYTEC INDUSTRIES INC           COM              232820100     1152    52500 SH       Sole                    52500
DARDEN RESTAURANTS INC         COM              237194105      502    20700 SH       Sole                    20700
DELTA AIR LINES INC            COM              247361108      952   102500 SH       Sole                   102500
DEPARTMENT 56 INC              COM              249509100      440    42100 SH       Sole                    42100
DILLARDS INC-CL A              COM              254067101      448    22200 SH       Sole                    22200
EASTMAN CHEMICAL CO            COM              277432100      221     5800 SH       Sole                     5800
EATON CORP                     COM              278058102      497     7800 SH       Sole                     7800
EDISON INTERNATIONAL           COM              281020107      144    14400 SH       Sole                    14400
EMC CORP-MASS                  COM              268648102      102    22300 SH       Sole                    22300
FEDERATED DEPARTMENT STORES IN COM              31410h101      230     7800 SH       Sole                     7800
FIRST BANCORP P R (HOLDING COM COM              318672102      724    19000 SH       Sole                    19000
FIRST DATA CORP                COM              319963104     1087    38900 SH       Sole                    38900
FOOTSTAR INC                   COM              344912100      624    80000 SH       Sole                    80000
FREDDIE MAC-VOTING COMMON (FOR COM              313400301      788    14100 SH       Sole                    14100
FREEPORT MCMORAN COPPER & GOLD COM              35671d857      510    37900 SH       Sole                    37900
FRESH DEL MONTE PRODUCE INC    COM              g36738105      261    10200 SH       Sole                    10200
GARTNER INC CL A               COM              366651107      400    49400 SH       Sole                    49400
GEORGIA PACIFIC CORP (GEORGIA  COM              373298108      466    35600 SH       Sole                    35600
HANGER ORTHOPEDIC GROUP INC NE COM              41043f208      603    37900 SH       Sole                    37900
HEARST-ARGYLE TELEVISION INC   COM              422317107      281    11300 SH       Sole                    11300
HERCULES INC                   COM              427056106      142    15400 SH       Sole                    15400
HOME DEPOT INC                 COM              437076102      820    31400 SH       Sole                    31400
HUMANA INC                     COM              444859102      248    20000 SH       Sole                    20000
IOMEGA CORP NEW                COM              462030305      391    36600 SH       Sole                    36600
J P MORGAN CHASE & CO          COM              46625h100     1088    57300 SH       Sole                    57300
JO-ANN STORES INC CL A         COM              47758p109      457    16300 SH       Sole                    16300
KEANE INC                      COM              486665102      109    16200 SH       Sole                    16200
KENNAMETAL INC                 COM              489170100      434    13500 SH       Sole                    13500
KERR MCGEE CORP                COM              492386107      547    12600 SH       Sole                    12600
MAVERICK TUBE CORP             COM              577914104      515    58100 SH       Sole                    58100
MAY DEPARTMENT STORES CO       COM              577778103      262    11500 SH       Sole                    11500
MDC HOLDINGS INC-DEL           COM              552676108      547    15500 SH       Sole                    15500
MEDICIS PHARMACEUTICAL CORP CL COM              584690309      221     5400 SH       Sole                     5400
MERCK & CO INC                 COM              589331107      411     9000 SH       Sole                     9000
MERISTAR HOSPITALITY CORP      COM              58984y103      381    44300 SH       Sole                    44300
MGIC INVESTMENT CORP-WISC      COM              552848103      269     6600 SH       Sole                     6600
MICRON TECHNOLOGY INC          COM              595112103      125    10100 SH       Sole                    10100
MOORE CORP LTD                 COM              615785102      551    56200 SH       Sole                    56200
NATIONAL SEMICONDUCTOR CORP    COM              637640103      356    29800 SH       Sole                    29800
NCR CORP NEW                   COM              62886e108      374    18900 SH       Sole                    18900
NDCHEALTH CORP                 COM              639480102      215    13800 SH       Sole                    13800
NORTHWESTERN CORP              COM              668074107      142    14500 SH       Sole                    14500
PARK ELECTROCHEMICAL CORP      COM              700416209      929    55600 SH       Sole                    55600
PERKINELMER INC                COM              714046109       94    17300 SH       Sole                    17300
PEROT SYSTEMS CORP CL A        COM              714265105      153    16500 SH       Sole                    16500
PHELPS DODGE CORP              COM              717265102      243     9500 SH       Sole                     9500
PLACER DOME INC                COM              725906101      971   106400 SH       Sole                   106400
PMI GROUP INC                  COM              69344m101      493    18100 SH       Sole                    18100
PRAXAIR INC                    COM              74005p104      557    10900 SH       Sole                    10900
PULITZER INC                   COM              745769109      304     7300 SH       Sole                     7300
PULTE HOMES INC                COM              745867101      345     8100 SH       Sole                     8100
RADIAN GROUP INC               COM              750236101      297     9100 SH       Sole                     9100
ROWAN COMPANIES INC            COM              779382100     1066    57200 SH       Sole                    57200
SOTHEBYS HOLDINGS INC-CL A LTD COM              835898107      421    60100 SH       Sole                    60100
STATE STREET CORP              COM              857477103      413    10700 SH       Sole                    10700
STMICROELECTRONICS N V NY REGI COM              861012102      185    13700 SH       Sole                    13700
SUPERVALU INC                  COM              868536103      872    54000 SH       Sole                    54000
TEMPLE INLAND INC              COM              879868107      236     6100 SH       Sole                     6100
TEXAS INSTRUMENTS INC          COM              882508104      422    28600 SH       Sole                    28600
TOMMY HILFIGER CORP-ORD        COM              g8915z102      158    16900 SH       Sole                    16900
TOTAL SYSTEM SERVICES INC      COM              891906109      197    15000 SH       Sole                    15000
URS CORP NEW                   COM              903236107      247    14900 SH       Sole                    14900
VIACOM INC-CL A                COM              925524100     1050    25900 SH       Sole                    25900
VISHAY INTERTECHNOLOGY INC     COM              928298108      994   113000 SH       Sole                   113000
REPORT SUMMARY                 84 DATA RECORDS               39457            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
